ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) $ in Thousands		1 Months Ended		12 Months Ended
	Jun. 09, 2023 USD ($)	Jul. 31, 2020 CNY (¥)	Jul. 31, 2020 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022
Energy storage projects				15 years	15 years
Canadian Solar Employees
Aggregated value of consideration transferred		¥ 31,000,000	$ 4,500
Canadian Solar
Ownership percentage by non-controlling owners						20.40%
Canadian Solar | Third-Party Investors | 2020 CSI Solar employee incentive plan
Aggregated transaction amount under employee incentive plan				¥ 248,000,000	$ 36,342
CSI Solar Co., Ltd.
Noncontrolling interest ownership percentage	62.24%
Subsidiaries
Aggregate consideration transferred		¥ 1,500,000,000	$ 219,000
CSI Solar Co., Ltd.
Net of transaction costs	$ 927,897			¥ 6,628,683	$ 927,897